LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

                    Supplement Dated October 10, 2003 to the
                  Prospectus (Standard Class) Dated May 1, 2003

     This supplement describes certain changes to the Prospectus for the Lincoln Variable Insurance Products Trust.


Management of the Funds


     Effective October 9, 2003, the information relating to the portfolio manager for the Aggressive Growth Fund in the chart on Page GPD-1 is amended by deleting the current text and replacing it with the following:

     "Portfolio Manager: The Putnam Mid-Cap Growth Team has primary responsibility for the day-to-day management of the fund and all decisions concerning the size and amount of the investment in each investment category. Putnam's investment teams are responsible for specific investment categories and sectors and make all recommendations and decisions regarding the purchase and sale of individual securities."


     Please keep this Supplement with your Prospectus for your future reference.





                   LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

                    Supplement Dated October 10, 2003 to the
                  Prospectus (Service Class) Dated May 1, 2003

     This supplement describes certain changes to the Prospectus for the Lincoln Variable Insurance Products Trust.


Management of the Funds


     Effective October 9, 2003, the information relating to the portfolio manager for the Aggressive Growth Fund in the chart on Page GPD-1 is amended by deleting the current text and replacing it with the following:

     "Portfolio Manager: The Putnam Mid-Cap Growth Team has primary responsibility for the day-to-day management of the fund and all decisions concerning the size and amount of the investment in each investment category. Putnam's investment teams are responsible for specific investment categories and sectors and make all recommendations and decisions regarding the purchase and sale of individual securities."


     Please keep this Supplement with your Prospectus for your future reference.